Cover	Jun. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2023
Entity File Number	001-41509
Entity Registrant Name	Nxu, Inc.
Entity Central Index Key	0001971382
Entity Tax Identification Number	92-2819012
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1828 N. Higley Rd. Ste 116, Mesa, AZ 85205
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85205
City Area Code	(602)
Local Phone Number	309-5425
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NXU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false